Commitments (Tables)	12 Months Ended
Jun. 30, 2023
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2023	2022
	£’000	£’000
Within 1 year	1,656	1,734
Later than 1 year but not later than 5 years	4,131	3,423
Later than 5 years	10,337	10,665
	16,124	15,822